Interest in associates and joint ventures - Key assumptions in value in use calculation (Details) - Bank of Communications Co., Limited	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [line items]
Long-term profit growth rate	3.00%	3.00%
Long-term asset growth rate	3.00%	3.00%
Discount rate	11.82%	11.85%
Loan impairment charge as a percentage of customer advances in the long term	0.70%	0.70%
Risk-weighted assets as a percentage of total assets	62.00%	62.00%
Effective tax rate in the long-term	22.50%	22.50%
Capital adequacy ratio	11.50%	11.50%
Tier 1 capital adequacy ratio	9.50%	9.50%
Long-term profit growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	(0.13%)
Long-term asset growth rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.12%
Discount rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.16%
Loan impairment charge as a percentage of customer advances
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.02%
Risk-weighted assets as a percentage of total assets
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.77%
Cost-income ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.50%
Long term effective tax rate
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	1.23%
Regulatory capital requirements – capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.14%
Regulatory capital requirements - tier 1 capital adequacy ratio
Disclosure of associates [line items]
Changes to key assumptions to reduce headroom to nil	0.75%
Bottom of range
Disclosure of associates [line items]
Discount rate	10.40%	10.20%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.73%	0.66%
Cost-income ratio	38.70%	37.10%
Effective tax rate in the short to medium-term	13.80%	18.20%
Top of range
Disclosure of associates [line items]
Discount rate	15.00%	13.40%
Loan impairment charge as a percentage of customer advances in the short to medium term	0.79%	0.82%
Cost-income ratio	39.00%	38.00%
Effective tax rate in the short to medium-term	22.30%	22.50%